Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,355,000
Previously Paid Amount	0.00
Total Fee Amount	601.43
Total Offset Amount	0.00
Net Fee	601.43
Narrative - Max Aggregate Offering Price	$ 4,355,000
Final Prospectus	true